Supplemental cash flow information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Supplemental disclosure for cash paid during the year for:
Interest expense	$ (4,563)	$ (5,098)	$ (9,342)	$ (10,333)
Income taxes	(1,593)	(1,020)	(1,733)	(1,020)
Supplemental disclosure of non-cash financing activities
Non-cash indemnifications received from Hegh LNG	$ 0	$ 0	$ 397	$ 315